Preferred shares and other financial instruments subject to redemption and other preferential rights - Additional Information (Details) $ / shares in Units, ¥ in Thousands, $ in Millions	1 Months Ended			12 Months Ended
	May 31, 2024 shares	May 31, 2023 CNY (¥)	May 31, 2023 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2025 $ / shares	Nov. 30, 2025 $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 USD ($) $ / shares shares
Preferred Shares And Other Financial Instruments Subject To Redemption And Other Preferential Rights [Line Items]
Percentage of dividend right received on redeemable preferred share.							8.00%
Subscription Receivables					¥ 43,900					$ 6.2
Proceeds from issue of preference shares | ¥					¥ 31
Par value (in dollars per share) | $ / shares							$ 0.00001	$ 0.00001
Series D Preferred Shares [Member]
Preferred Shares And Other Financial Instruments Subject To Redemption And Other Preferential Rights [Line Items]
Original issue price paid to investors				¥ 39,100		$ 6.2
Investor commited to subscribe preference share | shares					1,331,387					1,331,387
Proceeds from issue of preference shares		¥ 19,300	$ 2.7
Par value (in dollars per share) | $ / shares										$ 4.658
Series D Preferred Shares [Member] | Minimum
Preferred Shares And Other Financial Instruments Subject To Redemption And Other Preferential Rights [Line Items]
Increase decrease in number of prefered shares issued | shares	583,752
Series D Preferred Shares [Member] | Maximum
Preferred Shares And Other Financial Instruments Subject To Redemption And Other Preferential Rights [Line Items]
Increase decrease in number of prefered shares issued | shares	1,331,387
Convertible redeemable preferred shares
Preferred Shares And Other Financial Instruments Subject To Redemption And Other Preferential Rights [Line Items]
Convertible Preferred Shares Par Value Per Share in All Series | $ / shares									$ 0.00001
Percentage of redemption amount payable for each convertible redeemable share							100.00%
Series B-1 Preferred Shares [Member]
Preferred Shares And Other Financial Instruments Subject To Redemption And Other Preferential Rights [Line Items]
Percentage of redemption orginal issue price							10.00%
Series C-1 Preferred Shares [Member]
Preferred Shares And Other Financial Instruments Subject To Redemption And Other Preferential Rights [Line Items]
Percentage of redemption orginal issue price							8.00%